Trade and Other Receivables - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Current Receivables [line items]
Average days-sales-outstanding (in days)	37 days	36 days
Face value of factored receivable from credit cards	R$ 2,553,188	R$ 3,153,785
Discount interest cost recognized on factored accounts receivable derecognized	10,414	35,351
Due more than 60 days [member]
Trade and Other Current Receivables [line items]
Credit cards	R$ 691,839	R$ 573,564
Domestic [member]
Trade and Other Current Receivables [line items]
Minimum period after interest chargeable on installments	6 months
International [member]
Trade and Other Current Receivables [line items]
Minimum period after interest chargeable on installments	10 months